COMMON STOCK (Narrative) (Details) (USD $)	1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended		45 Months Ended	1 Months Ended				2 Months Ended
	Jan. 31, 2015	Jul. 31, 2014	Jan. 31, 2015	Jan. 31, 2014	Apr. 30, 2014	Apr. 30, 2013	Apr. 30, 2014	Sep. 30, 2014	Aug. 31, 2014	Jul. 19, 2013	Apr. 28, 2011	Apr. 30, 2012	Apr. 10, 2013	Apr. 09, 2013	Mar. 28, 2013	Mar. 27, 2013
Common Stock, Shares Authorized	1,500,000,000		1,500,000,000		1,500,000,000	1,500,000,000	1,500,000,000						904,500,000	3,015,000	1,500,000,000	75,000,000
Common Stock, Par or Stated Value Per Share	$ 0.001		$ 0.001		$ 0.001	$ 0.001	$ 0.001						$ 0.001		$ 0.001
Equity issuance, per share amount	$ 0.08	$ 0.03
Stock issued during the period	163,978,373
Forgiveness of debt						$ 3,785
Payments of Stock Issuance Costs			0	31,104	31,104	0	31,104
Stock issued for services, shares		2,390,000
Stock-based compensation			71,700
Stock issued for business development expenses	13,118,270		13,118,270	0
Private Placement [Member]
Common Stock, Shares Authorized					170,000,000		170,000,000
Stock issued for cash												154,500,000
Equity issuance, per share amount					$ 0.07			$ 0.07	$ 0.07	$ 0.03	$ 0.000003	$ 0.00016
Stock issued for cash, amount											2,500	25,750
Stock issued during the period								35,000	110,000	49,330,000	750,000,000
Proceeds from Issuance of Private Placement					11,900,000			2,450	7,700	1,479,900
Payments of Stock Issuance Costs										$ 31,104